Taxation - Income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
(Loss)/income before income tax expenses
Income /(loss) before income tax expenses, Overseas entities	¥ 15,946		¥ 25,645	¥ 61,124
Income /(loss) before income tax expenses, PRC entities	58,489		117,216	(160,476)
Income/(loss) before income tax	74,435	$ 11,680	142,861	(99,352)
Current income tax expenses, Overseas entities	4,151		5,802	5,221
Current income tax expenses, PRC entities	210		28
Current income tax expenses	4,361		5,830	5,221
Deferred income tax expenses/(benefit), Overseas entities	345		(247)	(132)
Deferred income tax expenses/(benefit), PRC entities	(50,845)		(9,684)	(21)
Deferred Income Tax Expense (Benefit)	(50,500)	(7,925)	(9,931)	(153)
Income tax expenses/(benefit), Overseas entities	4,496		5,555	5,089
Income tax expenses/(benefit), PRC entities	(50,635)		(9,656)	(21)
Income tax expenses/(benefit)	¥ (46,139)	$ (7,240)	¥ (4,101)	¥ 5,068